UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock Money Market Fund

Quarterly portfolio holdings 6/30/2014

John Hancock INVESTMENTS

Money Market Fund
As of 6-30-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 67.6%			$251,313,721

(Cost $251,313,721)

Bank of Tokyo-Mitsubishi UFJ, Ltd.
07/07/14	0.120	$18,000,000	17,999,640
BMW US Capital LLC
07/07/14	0.070	18,000,000	17,999,790
BNP Paribas Finance, Inc.
07/02/14	0.090	18,000,000	17,999,953
CAFCO LLC
08/04/14	0.170	5,000,000	4,999,197
Caisse Centrale Desjardins
07/11/14 to 08/15/14	0.110 to 0.160	18,000,000	17,998,228
Cargill Global Funding PLC
07/09/14	0.070	18,000,000	17,999,720
Chariot Funding LLC
07/01/14	0.350	10,000,000	10,000,000
Credit Suisse New York
10/01/14	0.330	2,140,000	2,138,195
Deutsche Bank Financial LLC
07/31/14 to 10/27/14	0.280 to 0.370	18,000,000	17,988,955
Electricite de France SA
10/03/14 to 01/06/15	0.180 to 0.550	18,000,000	17,971,594
Essilor International SA
12/15/14	0.300	2,500,000	2,496,521
Govco LLC
08/11/14	0.170	3,700,000	3,699,284
Henkel of America, Inc.
07/01/14	0.080	18,000,000	18,000,000
IBM Corp.
07/01/14	0.070	18,000,000	18,000,000
Jupiter Securitization Company LLC
11/26/14 to 12/17/14	0.260 to 0.280	10,000,000	9,988,280
MetLife Short Term Funding LLC
07/18/14	0.130	5,000,000	4,999,693
Old Line Funding LLC
07/01/14 to 11/24/14	0.100 to 0.220	12,500,000	12,494,852
PNC Bank NA
09/08/14	0.180 to 0.200	2,800,000	2,798,985
Reckitt Benckiser Treasury Services PLC
03/09/15	0.320	4,000,000	3,991,076
Sigma-Aldrich Corp.
07/02/14	0.090	7,000,000	6,999,983
Swedbank AB
07/09/14	0.100	3,750,000	3,749,917
Telstra Corp., Ltd.
07/07/14	0.170	5,000,000	4,999,858
Thunder Bay Funding LLC
07/01/14	0.070	12,000,000	12,000,000
United Technologies Corp.
07/01/14	0.070	4,000,000	4,000,000

1

Money Market Fund
As of 6-30-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations 23.7%			$88,052,695

(Cost $88,052,695)

American Honda Finance Corp. (P)
12/05/14 to 06/04/15	0.230	$10,000,000	10,000,000
American Honda Finance Corp. (P)(S)
07/17/14	0.246	5,000,000	5,000,000
Commonwealth Bank of Australia (S)
03/19/15	3.500	4,000,000	4,090,318
Credit Suisse USA, Inc.
01/15/15	4.875	9,294,000	9,518,490
National Rural Utilities Cooperative Finance Corp. (P)
05/01/15	0.278	8,000,000	8,000,286
Old Line Funding LLC (P)(S)
08/04/14 to 02/02/15	0.181	6,000,000	6,000,000
PNC Bank NA
01/22/15 to 02/24/15	0.290 to 0.310	7,000,000	7,000,000
Target Corp.
07/18/14	1.125	9,825,000	9,829,132
Toyota Motor Credit Corp. (P)
07/14/14	0.227	10,000,000	10,000,000
UBS AG
01/15/15	3.875	5,857,000	5,968,013
Wells Fargo & Company (P)
06/26/15	1.154	7,780,000	7,845,431
Wells Fargo & Company
10/01/14	3.750	1,430,000	1,441,903
Wells Fargo Bank NA (P)
07/20/15	0.508	3,350,000	3,359,122

U.S. Government & Agency Obligations 1.2%			$4,499,949

(Cost $4,499,949)

Federal Farm Credit Bank (P)
02/19/15 to 02/23/15	0.130 to 0.240	4,500,000	4,499,949

Certificate of Deposit 6.1%			$22,764,108

(Cost $22,764,108)

Bank of Nova Scotia (P)
03/06/15	0.520	4,750,000	4,759,162
Canadian Imperial Bank of Commerce (P)
08/14/14	0.290	1,000,000	1,000,110
Canadian Imperial Bank of Commerce (P)
08/11/14	0.363	1,500,000	1,500,265
Credit Suisse New York (P)
01/23/15	0.625	3,000,000	3,004,062
JPMorgan Chase & Company
01/07/15	0.380	6,000,000	6,000,000
Rabobank USA Financial Corp. (P)
12/23/14	0.280	2,500,000	2,500,509
Wells Fargo Bank NA (P)
03/06/15	0.231	4,000,000	4,000,000

2

Money Market Fund
As of 6-30-14 (Unaudited)

	Par value	Value

Repurchase Agreement 1.4%		$5,264,000

(Cost $5,264,000)

Barclays Tri-Party Repurchase Agreement dated 6-30-14 at 0.070% to be repurchased at $4,964,010 on 7-1-14, collateralized by
$3,575,000 Treasury Inflation Indexed Bonds, 2.000% due 1-15-26
(valued at $5,063,404, including interest)	$4,964,000	4,964,000
Repurchase Agreement with State Street Corp. dated 6-30-14 at
0.000% to be repurchased at $300,000 on 7-1-14, collateralized by
$310,000 U.S. Treasury Notes, 1.250% due 11-30-18 (valued at
$307,675, including interest)	300,000	300,000

Total investments (Cost $371,894,473)† 100.0%		$371,894,473

Other assets and liabilities, net 0.0%		$173,501

Total net assets 100.0%		$372,067,974

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $371,894,473.

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Money Market Fund
As of 6-30-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of June 30, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund.The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Money Market Fund.

44Q1 6/14
8/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 6, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 6, 2014